Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Amounts Due from Related Parties/Amounts Due to Related Parties [Abstract]
Schedule of amounts due to related parties

	December 31,	December 31,
Name of related party	2018	2017
Mr. Song (1)	$1,010,041	$2,921,639
Vision Capital Profits Limited (2)	$1,751,395	$-
Thumb Beijing Branch (3)	$-	$612,103
Thumb Shenzhen Branch (3)	$611,266	$29,941
Mrs. Song (4)	$5,329

(1)	The Company’s CEO

(2)	Vision Capital Profits Limited is controlled by Mr. Song.

(3)	Thumb Beijing and Shenzhen Branch are controlled by the spouse of Mr. Song.

(4)	The spouse of Mr. Song.